Income and Expenses - Summary of Financing Costs - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Interest on loans and other related items (Notes 21 and 28)	₱ 10,482	₱ 10,333	₱ 8,730
Accretion on lease liabilities (Notes 5, 10 and 29)	1,170	1,125	1,061
Accretion on financial liabilities (Notes 5 and 21)	239	146	122
Financing charges	105	79	95
Capitalized interest (Notes 9 and 29)	(1,582)	(1,597)	(1,455)
Total financing costs – net	₱ 10,414	₱ 10,086	₱ 8,553